Offsets	Jun. 11, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Sonida Senior Living, Inc.
Form or Filing Type	S-3
File Number	333-273716
Initial Filing Date	Aug. 04, 2023
Fee Offset Claimed	$ 5,958.58
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	5,434,231
Termination / Withdrawal Statement	The registrant previously filed a Registration Statement on Form S-3 (File No. 333-273716) (the "2023 Prior Registration Statement") and paid a registration fee relating to the offer and sale of 5,434,231 shares of common stock, consisting of (a) 1,650,000 shares of common stock to certain of the selling stockholders in a private placement transaction, (b) 1,031,250 warrants to purchase one share of common stock per warrant to certain of the selling stockholders (pursuant to which 1,031,250 shares of common stock are issuable upon exercise), (c) 1,335,481 shares of common stock to certain of the selling stockholders in the Company's rights offering, of which 1,160,806 shares were purchased by certain of the selling stockholders in the backstop of the rights offering and 174,675 shares were received as a backstop fee and (d) up to 1,417,500 shares of common stock that certain of the selling stockholders subscribed for the purchase of pursuant to an equity commitment agreement. As of the date of this registration statement, all 5,434,231 shares of common stock remain unsold under the 2023 Prior Registration Statement. The 2023 Prior Registration Statement was deemed terminated as of June 11, 2026. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $5,958.58 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the 2023 Prior Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. Pursuant to Rule 457(p), the registrant is offsetting $5,958.58 of the fees associated with this registration statement from the filing fee previously paid in connection with the 2023 Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Sonida Senior Living, Inc.
Form or Filing Type	S-3
File Number	333-282375
Initial Filing Date	Sep. 27, 2024
Fee Offset Claimed	$ 27,858.10
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	7,126,318
Termination / Withdrawal Statement	The registrant previously filed a Registration Statement on Form S-3 (File No. 333-282375) (the "2024 Prior Registration Statement") and paid a registration fee relating to the offer and sale of 7,126,318 shares of common stock, consisting of (a) 5,026,318 shares of common stock issued to certain of the selling stockholders in a private placement transaction that occurred in two closings on February 1, 2024 and March 22, 2024 and (b) 2,100,000 shares acquired by certain of the selling stockholders in an underwritten public offering that closed on August 19, 2024. As of the date of this registration statement, all 7,126,318 shares of common stock remain unsold under the 2024 Prior Registration Statement. The 2024 Prior Registration Statement was deemed terminated as of June 11, 2026. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $27,858.10 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the 2024 Prior Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. Pursuant to Rule 457(p), the registrant is offsetting $27,858.10 of the fees associated with this registration statement from the filing fee previously paid in connection with the 2024 Prior Registration Statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sonida Senior Living, Inc.
Form or Filing Type	S-3
File Number	333-273716
Filing Date	Aug. 04, 2023
Fee Paid with Fee Offset Source	$ 7,611.74
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sonida Senior Living, Inc.
Form or Filing Type	S-3
File Number	333-282375
Filing Date	Sep. 27, 2024
Fee Paid with Fee Offset Source	$ 27,858.10